Network Operaton And Support Expenses - Details Of Network Operation And Support Expenses (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Material Income And Expense [Line Items]
Short-term leases payments and leases payments of low-value assets	¥ 6,757
Variable leases payments	¥ 8,186